Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Net Loss Per Share [Abstract]
Net Loss Per Share
7. Net Loss Per Share
     Basic and diluted net loss per share was calculated by dividing the net loss per share attributed to OXiGENE shares of common stock by the weighted-average number of common shares outstanding. All of the Company’s common stock equivalents are anti-dilutive for all periods in which the Company has reported a net loss. For the three month period ended June 30, 2010, for which the Company reported net income, all of the Company’s common stock equivalents, except for the Series D warrants, have been excluded from the diluted net income per share calculation due to the exercise price of those common stock equivalents exceeding the fair market value of the Company’s common stock as of the date of the calculation. Although the exercise price of the Series D warrants was $0.001 per share, the period for determining the number of shares of common stock underlying the Series D warrants did not begin until July 1, 2010 and therefore no shares associated with the Series D warrants were included in the diluted net income per share calculation. Accordingly, common stock equivalents of approximately 418,000 and 3,944,000 at September 30, 2011 and September 30, 2010, respectively, were excluded from the calculation of weighted average shares for diluted net loss per share.

     8. Net Loss Per Share
     Basic and diluted net loss per share was calculated by dividing the net loss per share attributed to OXIGENE common shares by the weighted-average number of common shares outstanding. Diluted net loss per share includes the effect of all dilutive, potentially issuable common equivalent shares as defined using the treasury stock method. All of the Company’s common stock equivalents are anti-dilutive due to the Company’s net loss position for all periods presented. Accordingly, common stock equivalents of approximately 3,354,000, 391,000 and 136,000 at December 31, 2010, 2009 and 2008, respectively, were excluded from the calculation of weighted average shares for diluted net loss per share.
     During 2009, the Company recorded the excess of the purchase price over the carrying value of the noncontrolling interest in ViDA as an increase in the loss applicable to common stock (See Symphony Transaction above).
     Comprehensive (Loss)
     ASC 220, Comprehensive Income, establishes rules for the reporting and display of comprehensive loss and its components and requires unrealized gains or losses on the Company’s available-for-sale securities and the foreign currency translation adjustments to be included in other comprehensive loss. Comprehensive loss was the same as the reported net loss for the year ended December 31, 2010.
     A reconciliation of comprehensive loss for the years ended December 31, 2009 and 2008 is as follows:

	Year Ended December 31,
	2009	2008
	(In thousands)
Consolidated net loss as reported	$(28,943)	$(21,921)
Unrealized gains	110	(125)

Total comprehensive income (loss)	(28,833)	(22,046)
Less comprehensive loss attributable to noncontrolling interest	(4,215)	(520)

Comprehensive loss attributable to OXiGENE, Inc.	$(24,618)	$(21,526)